Exempt Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party in Interest Transactions	Exempt Party in Interest Transactions
The Plan has a short-term investment fund managed by the Trustee. The balance in the fund was $895,141 and $1,279,081 at December 31, 2025 and 2024, respectively.
The Plan, through its interest in the Master Trust (see Note 3), was the beneficial owner of 257,752 and 290,180 shares of common stock of Marsh, the sponsoring employer, at December 31, 2025 and 2024, respectively. The fair value of the shares at December 31, 2025 and 2024 was $47,818,201 and $61,637,116, respectively. The cost of these shares at December 31, 2025 and 2024 was $10,491,267 and $10,818,620, respectively. The Plan recorded dividend income of $976,782 and $920,850 for the years ended December 31, 2025 and 2024, respectively, from the shares of Marsh.
The Plan issues loans to participants which are secured by the vested balances in the participant's account.
Certain administrative, investment and investment advisory functions are performed by officers and employees of the Company and its subsidiaries (who may also be participants in the Plan) at no cost to the Plan. Certain of these functions are performed by unaffiliated third parties who might have other roles with respect to the Plan. These transactions are not deemed prohibited party-in-interest transactions because they are covered by statutory and/or administrative exemptions from the IRC and ERISA rules on prohibited transactions.